TAXES	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
TAXES

NOTE 9 — TAXES

(a)	Corporate Income Taxes (“CIT”)

Cayman Islands

The Company is incorporated in the Cayman Islands and is not subject to tax on income or capital gains under the laws of Cayman Islands. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

PLATINUM ANALYTICS CAYMAN LIMITED

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

NOTE 9 — TAXES (continued)

Singapore

Under Singapore tax laws, the corporate income tax rate varies from year to year. For the six months ended March 31, 2026, the corporate income tax rate was 17%. Platinum Singapore applied the tax rate of 17% for its provision for current income and deferred taxes. Net operating loss will be carried forward indefinitely under Singapore profits tax regulation.

The Company calculates the tax expense (benefit) for interim financial statement periods using an estimated annual effective tax rate. The Company recorded no income tax expense for the six months ended March 31, 2025 and 2026 because the estimated annual efficient tax rate were zero. As of March 31, 2026, the Company continues to maintain a valuation allowance against its net deferred tax assets. The Company intends to maintain this valuation allowance until sufficient evidence exists to support the reversal of the valuation allowance. The Company has recognized no uncertain tax benefit. No penalties or interest relating to income taxes have been incurred for the six months ended March 31, 2026 and 2025.

Others

Subsidiaries incorporated in other countries are subject to the respective applicable corporate income tax rates of the countries where they are resident.